DISAGGREGATION OF REVENUE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue	$ 12,411,048	$ 12,823,797	$ 40,202,238	$ 37,537,003	$ 53,376,874	$ 50,347,652
Greece [Member]
Revenue	12,247,597	12,544,643	39,385,730	36,041,012	50,526,307	49,812,839
United States [Member]
Revenue		210		504	504
UK [Member]
Revenue	121,318	190,614	664,225	1,338,509	2,418,373	403,532
Croatia [Member]
Revenue	107	14,159	19,370	14,159	26,985	38,596
Cyprus [Member]
Revenue	16,519	72,754	89,064	141,402	180,404	$ 92,685
Bulgaria [Member]
Revenue	25,507		43,849		210,033
Ireland [Member]
Revenue	$ 0	$ 1,417	$ 0	$ 1,417	1,636
Cayman Islands [Member]
Revenue					$ 12,632